LMCG INTERNATIONAL SMALL CAP FUND (the “Fund”)

Supplement dated September 4, 2020 to the Prospectus dated August 1, 2020

Shannon Ericson, CFA, is no longer a co-portfolio manager of the Fund.  Accordingly, all references in the Prospectus to Ms. Ericson are hereby deleted.

For more information, please contact a Fund customer service representative toll free at
(877) 591-4667.

* * *

PLEASE RETAIN FOR FUTURE REFERENCE.

LMCG INTERNATIONAL SMALL CAP FUND (the “Fund”)

Supplement dated September 4, 2020 to the Statement of Additional Information (“SAI”) dated August 1, 2020

Shannon Ericson, CFA, is no longer a co-portfolio manager of the Fund.  Accordingly, all references in the SAI to Ms. Ericson are hereby deleted.

For more information, please contact a Fund customer service representative toll free at
(877) 591-4667.

* * *

PLEASE RETAIN FOR FUTURE REFERENCE.